Schedule of Net Revenue By Product Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Oil and gas revenue, net	$ 16,797,366	$ 9,375,029	$ 3,700,727
Oil [member]
IfrsStatementLineItems [Line Items]
Oil and gas revenue, net	3,055,800	4,087,664	3,219,792
Gas [member]
IfrsStatementLineItems [Line Items]
Oil and gas revenue, net	$ 13,741,566	$ 5,287,365	$ 480,935